Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Of Comprehensive Income [Abstract]
Net unrealized (loss) income on hedging derivatives, tax	$ (2,600)	$ 1,500	$ (5,600)
Reclassification adjustment for loss on settlement of hedging derivatives included in net earnings, tax effect	400	5,800	3,500
Foreign currency translation gain (loss) tax	0	0	0
Adjustment to early retiree medical plan, tax effect	(767)	(1,291)	127
Reclassification adjustment for gain on early retiree medical plan included in net earnings, tax effect	(279)	(309)	(414)
Other, tax	$ 0	$ 0	$ 1,500